Hoya Capital High Dividend Yield ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 89.9%	Shares	Value
Dividend Champions - 11.9%
Apple Hospitality REIT, Inc.	125,939	$ 1,850,044
Healthpeak Properties, Inc.	82,953	1,588,550
Millrose Properties, Inc.	48,509	1,368,924
Omega Healthcare Investors, Inc.	32,851	1,536,113
Realty Income Corp.	26,119	1,600,572
Starwood Property Trust, Inc.	82,865	1,415,334
VICI Properties, Inc. (a)	51,347	1,449,013
WP Carey, Inc.	22,036	1,639,919
		12,448,469

Large-Cap REITs - 18.4%
AGNC Investment Corp.	143,964	1,498,665
Alexandria Real Estate Equities, Inc.	29,041	1,442,757
Annaly Capital Management, Inc.	67,273	1,469,915
Blackstone Mortgage Trust, Inc. - Class A	78,513	1,435,218
Broadstone Net Lease, Inc.	80,863	1,635,859
EPR Properties	28,527	1,627,465
Gaming and Leisure Properties, Inc.	34,354	1,613,607
Lineage, Inc. (a)	43,114	1,914,693
National Storage Affiliates Trust	51,364	2,190,675
NNN REIT, Inc.	36,132	1,608,235
Rithm Capital Corp.	134,173	1,250,492
Sabra Health Care REIT, Inc.	78,989	1,571,091
		19,258,672

Mid-Cap REITs - 31.7% (b)
AH Realty Trust, Inc.	188,836	1,285,973
Alexander's, Inc.	5,690	1,400,366
American Assets Trust, Inc.	61,738	1,438,495
Americold Realty Trust, Inc. (a)	114,042	1,789,319
Apollo Commercial Real Estate Finance, Inc.	119,098	1,305,314
Arbor Realty Trust, Inc.	138,952	798,974
ARMOUR Residential REIT, Inc. (a)	71,259	1,222,092
BrightSpire Capital, Inc.	214,521	1,237,786
Dynex Capital, Inc.	87,752	1,148,674
Easterly Government Properties, Inc.	55,612	1,333,576
Ellington Financial, Inc.	85,887	1,165,487
Franklin BSP Realty Trust, Inc. (a)	118,266	1,025,366
Getty Realty Corp. (a)	41,468	1,348,954
Global Net Lease, Inc.	148,364	1,390,171
Highwoods Properties, Inc.	43,352	1,131,487
Innovative Industrial Properties, Inc. (a)	24,605	1,426,844
MFA Financial, Inc.	129,238	1,240,685
Orchid Island Capital, Inc.	164,452	1,114,985
Park Hotels & Resorts, Inc. (a)	112,851	1,368,883
PennyMac Mortgage Investment Trust	93,420	977,173
RLJ Lodging Trust	157,435	1,531,842
Saul Centers, Inc.	38,261	1,326,126
SL Green Realty Corp. (a)	26,909	1,221,669
TPG RE Finance Trust, Inc.	134,390	1,128,876
Two Harbors Investment Corp.	121,780	1,501,547
Universal Health Realty Income Trust	29,192	1,210,008

		33,070,672

Small-Cap REITs - 27.9% (b)
Adamas Trust, Inc.	165,381	1,521,505
Alpine Income Property Trust, Inc.	70,776	1,363,854
Angel Oak Mortgage REIT, Inc.	142,289	1,171,038
Ares Commercial Real Estate Corp.	238,210	1,176,757
Braemar Hotels & Resorts, Inc.	422,891	1,040,312
Brandywine Realty Trust	342,215	1,060,866
BRT Apartments Corp.	82,427	1,194,367
Chicago Atlantic Real Estate Finance, Inc.	95,391	1,084,596
Chimera Investment Corp.	97,047	1,321,780
Chiron Real Estate, Inc.	36,839	1,327,678
Clipper Realty, Inc.	327,083	1,027,041
Community Healthcare Trust, Inc.	78,859	1,357,952
CTO Realty Growth, Inc.	67,616	1,389,509
Gladstone Commercial Corp.	109,514	1,380,972
Invesco Mortgage Capital, Inc.	152,163	1,197,523
KKR Real Estate Finance Trust, Inc.	141,966	946,913
Modiv Industrial, Inc.	80,707	1,465,639
Nexpoint Real Estate Finance, Inc.	83,913	1,309,882
One Liberty Properties, Inc.	57,275	1,348,826
Ready Capital Corp. (a)	479,395	853,323
Redwood Trust, Inc.	231,683	1,255,722
Seven Hills Realty Trust	134,823	1,150,040
Sunrise Realty Trust, Inc.	122,062	1,086,352
TPG Mortgage Investment Trust, Inc.	150,263	1,160,030
		29,192,477
TOTAL COMMON STOCKS (Cost $98,353,014)		93,970,290

PREFERRED STOCKS - 9.5%	Shares	Value
Preferreds Issued by U.S. REITs - 9.5%
ACRES Commercial Realty Corp., Series C, 9.58% (3 mo. Term SOFR + 5.93%), Perpetual	13,086	331,730
Adamas Trust, Inc.	–	$–
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR USD + 5.70%, Perpetual (c)	14,926	348,522
Series E, 11.28% (3 mo. LIBOR USD + 6.43%), Perpetual (c)	13,202	334,407
AGNC Investment Corp.	–	$–
Series C, 9.03% (3 mo. Term SOFR + 5.37%), Perpetual	12,871	331,943
Series D, 8.27% (3 mo. Term SOFR + 4.59%), Perpetual	13,379	333,806
Series E, 8.91% (3 mo. Term SOFR + 5.25%), Perpetual	13,058	333,893
Annaly Capital Management, Inc.	–	$–
Series F, 8.91% (3 mo. Term SOFR + 5.25%), Perpetual	12,847	334,407
Series G, 8.09% (3 mo. Term SOFR + 4.43%), Perpetual	13,063	329,318
Arbor Realty Trust, Inc., Series D, 6.38%, Perpetual	18,819	309,008
Chimera Investment Corp.	–	$–
Series B, 9.75% (3 mo. Term SOFR + 6.05%), Perpetual	13,521	331,805
Series C, 8.71% (3 mo. Term SOFR + 5.00%), Perpetual	14,673	341,441
Series D, 9.30% (3 mo. Term SOFR + 5.60%), Perpetual	13,578	332,797
Dynex Capital, Inc., Series C, 9.38% (3 mo. Term SOFR + 5.72%), Perpetual	12,729	330,445
Global Net Lease, Inc.	–	$–
Series A, 7.25%, Perpetual	14,830	336,493
Series D, 7.50%, Perpetual	14,008	331,289
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	16,871	327,466
Hudson Pacific Properties, Inc., Series C, 4.75%, Perpetual	22,356	327,739
Innovative Industrial Properties, Inc., Series A, 9.00%, Perpetual	13,241	317,254
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, Perpetual	17,906	318,369
MFA Financial, Inc., Series C, 9.26% (3 mo. Term SOFR + 5.61%), Perpetual	13,817	326,772
Pebblebrook Hotel Trust, Series G, 6.38%, Perpetual	17,633	346,488
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual	17,257	320,808

Ready Capital Corp., Series E, 6.50%, Perpetual	23,332		297,250
Redwood Trust, Inc., 10.00% to 04/15/2028 then 5 yr. CMT Rate + 6.28%, Perpetual	13,681		339,357
Rithm Capital Corp.	–		$–
Series A, 9.72% (3 mo. Term SOFR + 6.06%), Perpetual	12,969		327,467
Series B, 9.56% (3 mo. Term SOFR + 5.90%), Perpetual	13,086		329,244
Series C, 8.89% (3 mo. Term SOFR + 5.23%), Perpetual	13,307		326,953
TPG Mortgage Investment Trust, Inc., Series C, 10.39% (3 mo. Term SOFR + 6.74%), Perpetual	12,895		319,796
Two Harbors Investment Corp.	–		$–
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR USD + 5.35%, Perpetual (c)	14,327		352,444
Series C, 8.93% (3 mo. Term SOFR + 5.27%), Perpetual	13,773		341,020
TOTAL PREFERRED STOCKS (Cost $9,759,148)			9,909,731

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.5%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (d)	9,959,812		9,959,812
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,959,812)			9,959,812

MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (d)	483,088		483,088
TOTAL MONEY MARKET FUNDS (Cost $483,088)			483,088

TOTAL INVESTMENTS - 109.4% (Cost $118,555,062)			114,322,921
Liabilities in Excess of Other Assets - (9.4)%		(0.09361)	(9,785,965)
TOTAL NET ASSETS - 100.0%			$ 104,536,956

Percentages are stated as a percent of net assets. The Fund’s security classifications are defined by the Fund’s Adviser.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $9,604,730.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Hoya Capital High Dividend Yield ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 93,970,290	$ –	$ –	$ 93,970,290
Preferred Stocks	9,909,731	–	–	9,909,731
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	9,959,812
Money Market Funds	483,088	–	–	483,088
Total Investments	$ 104,363,109	$ –	$ –	$ 114,322,921

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.